D3 Assets pledged as collateral (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Assets Pledged As Collateral [Abstract]
Summary of Assets Pledged as Collateral
Assets pledged as collateral
	2020	2019
Chattel mortgages 1)	6,332	5,340
Bank deposits	476	561
Total	6,808	5,901

1)	See also note G1 “Post-employment benefits.”